Consolidated statement of changes in equity (Parenthetical) R in Millions, $ in Millions	Jun. 10, 2019 shares	Apr. 15, 2019 ZAR (R) R / shares shares
Stillwater
Shares issued on Lonmin acquisition | R		R 1,700.0
Number of shares issued		108,932,356
Par value per share | R / shares		R 0
Lonmin
Shares issued as consideration for the acquisition	290,394,531